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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2004 through August 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                                     -------
                                     EUROPE
                                 SELECT EQUITY
                                     FUND*

                                     Annual
                                     Report

                                    8/31/05

                                  [LOGO]PIONEER
                                 Investments(R)


   *Formerly Pioneer Europe Select Fund. Name change effective June 24, 2005.

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                        1
Portfolio Summary                                            2
Prices and Distributions                                     3
Performance Update                                           4
Comparing Ongoing Fund Expenses                              9
Portfolio Management Discussion                             11
Schedule of Investments                                     15
Financial Statements                                        19
Notes to Financial Statements                               28
Report of Independent Registered Public Accounting Firm     38
Trustees, Officers and Service Providers                    39

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 8/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

Questions about the economic outlook moved from theoretical to real when Hurricane Katrina wreaked its devastation on people and property in New Orleans and the Gulf Coast. Before the storm struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. And even after ten straight hikes by the Federal Reserve Board, interest rates remained at tolerable levels, while businesses and households were managing to live with rising energy costs. Now, the Fed must decide whether to raise rates further to avert higher inflation ignited by Katrina-induced spikes in oil and gas prices, or to stand aside lest higher rates stifle the ongoing expansion. But the massive outpouring of federal recovery spending may be enough of a stimulus for the Fed to move forward with its "measured" rate increases. Constraints on energy availability and disruptions at the Port of Louisiana, a key export-import portal, may also put the brakes on gross domestic product (GDP) growth for a time.

Consumers may also face difficult choices. The national savings rate stands at zero or less, leaving households with little financial slack to absorb punishing price increases at the pump and in their heating and utility bills. However, consumers are notably resilient. If conditions remain favorable in the job market, their behavior seems unlikely to change very much.

Barring surprises, Katrina's apparent impact does not undercut our favorable expectations for the rest of the year. Carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Your long-term return will depend on which kinds of investments you own, as well as your individual holdings. For a review of your portfolio and ideas for aligning your investments with your aspirations, talk to your financial professional.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/05
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                  28.0%
Industrials                 15.9%
Consumer Discretionary      15.7%
Energy                      12.9%
Telecommunication Services   9.4%
Materials                    8.9%
Health Care                  7.6%
Consumer Staples             1.6%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

United Kingdom           28.9%
France                   27.2%
Germany                  18.1%
Switzerland               7.4%
Spain                     5.8%
Ireland                   4.8%
Italy                     4.5%
Netherlands               3.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Vodafone Group Plc                  5.52%
 2. BP Amoco Plc                        5.23
 3. BNP Paribas SA                      4.73
 4. Eni S.p.A.                          4.47
 5. Royal Bank of Scotland Group Plc    4.34
 6. Astrazeneca Plc                     4.02
 7. France Telecom SA                   3.83
 8. UBS AG                              3.79
 9. CS Group                            3.59
10. GlaxoSmithKline Plc                 3.54

* This list excludes temporary cash and derivative investments. The portfolio is actively managed and current holdings may be different.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   8/31/05   8/31/04*
 -----   -------   --------
   A     $31.54    $27.25
   B     $28.63    $24.85
   C     $28.60    $24.81
   R     $31.27    $  -
   Y     $32.54    $  -

Distributions Per Share
--------------------------------------------------------------------------------

                     9/1/04 - 8/31/05
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----   ----------   -------------   -------------
   A      $0.1861      $0.2429         $0.4740
   B      $0.0942      $0.2429         $0.4740
   C      $0.1286      $0.2429         $0.4740
   R      $  -         $  -            $  -
   Y      $  -         $  -            $  -

* Historical net asset value per share amounts have been adjusted to reflect the conversion ratios used for the merger of the Europe Fund and Europe Select Equity Fund.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2005)
                                            Public
                          Net Asset        Offering
Period                   Value (NAV)     Price (POP)
Life-of-Class
(12/29/00)                   7.58%         6.22%
1 Year                      24.53         17.41

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Europe       MSCI Europe
        Select Equity Fund        Index
12/00         9425                10000
 8/01         7681                 8111
              7546                 6834
 8/03         8281                 7457
             10646                 9218
 8/05        13258                11700

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2005)
                             If              If
Period                      Held          Redeemed
Life-of-Class
(12/29/00)                   6.64%          6.47%
1 Year                      23.19          19.26

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Europe       MSCI Europe
        Select Equity Fund        Index
12/00        10000                 10000
8/01          8130                  8111
              7940                  6834
8/03          8620                  7457
             10953                  9218
8/05         13401                 11700

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected."If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2005)
                               If         If
Period                        Held     Redeemed
Life-of-Class
(12/29/00)                    6.99%      6.99%
1 Year                       23.53      23.57

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Europe       MSCI Europe
        Select Equity Fund        Index
12/00        10000                 10000
8/01          8140                  8111
              7960                  6834
8/03          8690                   457
             11094                  9218
8/05         13709                 11700

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/29/00)                     7.06%      7.06%
1 Year                        24.01      24.01

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Europe       MSCI Europe
        Select Equity Fund        Index
12/00        10000                 10000
8/01          8122                  8111
              7940                  6834
8/03          8669                  7457
             11089                  9218
8/05         13752                 11700

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on June 24, 2005 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after June 24, 2005, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the MSCI Europe Index.

Average Annual Total Returns
(As of August 31, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/29/00)                     7.61%       7.61%
1 Year                        24.70       24.70

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Europe       MSCI Europe
        Select Equity Fund        Index
12/00        10000                 10000
8/01          8150                  8111
              8007                  6834
8/03          8786                  7457
             11295                  9218
8/05         14085                 11700

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 6/24/05. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from March 1, 2005 through August 31, 2005

Share Class               A              B              C              R              Y
-------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 3/1/05

Ending Account        $1,019.82      $1,013.99      $1,015.12      $1,061.90      $1,063.60
Value On 8/31/05

Expenses Paid         $   10.94      $   15.33      $   14.00      $    4.17      $    2.30
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, 2.69%, 2.41%, 2.14% and 1.18%, multiplied by the average account value over the period, multiplied by 184/365, for Class A, Class B & Class C (to reflect the one-half year period) and 69/365 for Class R & Class Y (to reflect the partial year period).

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2005 through August 31, 2005

Share Class               A              B              C              R              Y
-------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 3/1/05

Ending Account        $1,016.59      $1,011.64      $1,013.06      $1,005.41      $1,007.22
Value On 8/31/05

Expenses Paid         $   10.92      $   15.31      $   13.98      $    4.06      $    2.24
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, 2.69%, 2.41%, 2.14% and 1.18%, multiplied by the average account value over the period, multiplied by 184/365, for Class A, Class B & Class C (to reflect the one-half year period) and 69/365 for Class R & Class Y (to reflect the partial year period).

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05
--------------------------------------------------------------------------------

Helped by supportive valuations, low interest rates and healthy corporate finances, European equities posted strong results for the 12 months ended August 31, 2005, despite the relatively slow pace of economic growth. In the following interview, Andrew Arbuthnott discusses the events and factors that affected your Fund's performance during the 12 months. Mr. Arbuthnott is a member of the team at Pioneer Investment Management in Dublin, Ireland, that is responsible for the Fund's day-to-day management.

This is the first report for Pioneer Europe Select Equity Fund since the June merger of Pioneer Europe Select Fund and Pioneer Europe Fund. The Fund is being managed in the same style as the Europe Select Fund, with a relatively focused portfolio of stocks of approximately 30 different companies. The management team emphasizes fundamental analysis in selecting investments from among established, mid- and large-cap corporations in Europe. The portfolio is assembled through a bottom-up, stock selection rather than from any top-down sector decisions based on macroeconomic trends.

Q: How did Pioneer Europe Select Equity Fund perform during the 12 months that ended on August 31, 2005?

A: The Fund delivered strong results, despite somewhat lagging its benchmarks for European equities. Pioneer Europe Select Equity Fund Class A shares had a total return of 24.53% for the period, at net asset value. During the same 12 months, the MSCI Europe Index returned 26.34%, while the average return of the 101 funds in Lipper's European Regional Fund category was 25.56%. The underperformance versus the benchmarks can be attributed to the the Fund's investment discipline, which tends to emphasize established, mid- and large-cap stocks. This discipline, which has been successful over the longer term, avoids the more volatile areas of the European market, including Eastern European emerging markets and small company stocks, both of which tended to produce stronger results during the fiscal year.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05                              (continued)
--------------------------------------------------------------------------------

Q: What were the principal factors that affected European stock values during the 12 months?

A: European economies generally showed sluggish growth during the fiscal year.
   While some countries, such as Ireland and Spain, expanded at healthy rates, gross domestic product (GDP) growth in most countries was lackluster. In the United Kingdom, the pace of economic growth slowed after short-term interest rates were hiked to control inflationary risks. Despite the modest growth trends, equity prices rose briskly, supported by low stock valuation, low interest rates in most countries, and generally strong corporate balance sheets and impressive cash flows. Large-cap European companies tended to offer shareholders relatively high dividend yields, and many corporations embarked on policies to enhance shareholder value, including stock buy-back programs, corporate restructuring efforts and investments to improve long-term growth.

   By sectors, energy stocks produced the most impressive returns, helped by the rapidly rising prices for oil and natural gas. Other areas that generally performed well included the real estate, capital goods, utilities and diversified financials industries. While all parts of the European market had positive performance, those industries that lagged the overall market included retailing, semiconductors, food and staples retailing, pharmaceuticals, media and banking.

   In contrast to recent years, when currency fluctuations tended to have a significant impact on investment results, currency played a minor role in the final returns for the fiscal year. However, during the period, the relative values of the euro and the U.S. dollar did fluctuate dramatically, adding to short-term volatility.

Q: What were some of the investments that most significantly affected performance?

A: Our stock selections in the capital goods industry were particularly successful. One of the top-performing companies over the year was ACS, a Spanish construction corporation that also is involved in managing transportation and waste control systems. Its stock appreciated by 77% in euro terms over the 12 months. VINCI, a French company involved in similar operations, was another strong contributor. VINCI's stock rose by 60% from our investment in November 2004 through the end of the fiscal year. Schneider, a French capital goods company, also delivered strong results.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   While pharmaceutical companies in general tended to trail market results, our selections performed well, led by two U.K.-based companies, AstraZeneca and GlaxoSmithKline. Among our consumer durables and apparel industry holdings, Adidas, the sports footwear and apparel company that has announced plans to buy U.S.-based Reebok, was an excellent performer, rising by 34% in euro terms over the fiscal year. Within the telecommunications sector, successful holdings included France Telecom and Vodafone. Individual stocks that did well included: Eni, an Italian-based oil company; and long-term holding Allied Irish Bank, and Deutsch Boerse, a company whose properties include the German stock exchange. We sold the position in Deutsche Boerse before the end of the fiscal year.

   Detracting from results, however, were our investments in automobile companies, which were hurt both by a confluence of issues, including: short-term currency volatility; concerns about the effects of rising energy, steel and other commodity costs; and worries about the implications of the deteriorating credit quality of bonds issued by General Motors and Ford. One Fund holding, Porsche, still managed to perform well, rising by 27% over the year, but two other positions, Peugeot of France and BMW of Germany, both underperformed the market. Our lack of exposure to metals and mining companies also held back relative performance, as these companies appreciated with rising commodity prices. CRH, an Irish building materials company and a long-term holding, did moderately well, rising 20% over the year, but LaFarge, the French-based concrete company, substantially underperformed the market even though its stock price rose by 7%. Other holdings that detracted from results included Boots, a U.K.-based pharmacy chain, which declined by 6% during the year, and TNT, a service and express delivery service based in The Netherlands, which performed positively but still lagged the overall market.

Q: What is your investment outlook?

A: We are reasonably confident about the prospects for European stocks, although we would caution shareholders not to expect a repeat of the returns of the past two years. Stock valuations in Europe remain reasonable, and many corporations offer attractive dividend yields at a time when fixed-income securities have very low rates. European-based companies continue to have healthy financial positions and the ability to sustain shareholder-friendly policies. In addition, short-term interest rates remain low on the Continent and some countries, notably Germany, are beginning to

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05                              (continued)
--------------------------------------------------------------------------------

   reform their economic systems. While the conditions are positive for European equities, economic growth remains weak in many markets, and the effects of high energy prices still have not been fully realized.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05
--------------------------------------------------------------------------------

Shares                                                                    Value
             PREFERRED STOCK - 2.8%
             Automobiles & Components - 2.8%
             Automobile Manufacturers - 2.8%
  6,674      Porsche AG                                           $  5,219,946
                                                                  ------------
             Total Automobiles & Components                       $  5,219,946
                                                                  ------------
             TOTAL PREFERRED STOCK
             (Cost $3,838,292)                                    $  5,219,946
                                                                  ------------
             COMMON STOCK - 95.8%
             Energy - 12.7%
             Integrated Oil & Gas - 12.7%
858,169      BP Amoco Plc                                         $  9,789,154
282,926      Eni S.p.A.                                              8,367,283
201,221      Repsol SA                                               5,957,127
                                                                  ------------
                                                                  $ 24,113,564
                                                                  ------------
             Total Energy                                         $ 24,113,564
                                                                  ------------
             Materials - 8.7%
             Construction Materials - 6.0%
196,250      CRH Plc                                              $  5,338,894
 66,735      Lafarge BR                                              6,206,276
                                                                  ------------
                                                                  $ 11,545,170
                                                                  ------------
             Diversified Chemical - 2.7%
 72,724      BASF AG                                              $  5,110,861
                                                                  ------------
             Total Materials                                      $ 16,656,031
                                                                  ------------
             Capital Goods - 12.5%
             Building Products - 3.1%
 97,311      Compagnie de Saint Gobain                            $  5,938,712
                                                                  ------------
             Construction & Engineering - 4.4%
160,828      ACS, Actividades de Construccion y Servicios, SA     $  4,847,793
 39,235      VINCI SA                                                3,486,071
                                                                  ------------
                                                                  $  8,333,864
                                                                  ------------
             Electrical Components & Equipment - 1.8%
 41,895      Schneider Electric SA                                $  3,306,837
                                                                  ------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05                                      (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
              Industrial Conglomerates - 3.2%
  80,089      Siemens                                            $  6,084,045
                                                                 ------------
              Total Capital Goods                                $ 23,663,458
                                                                 ------------
              Transportation - 3.2%
              Air Freight & Couriers - 3.2%
 238,480      TNT NV                                             $  6,138,911
                                                                 ------------
              Total Transportation                               $  6,138,911
                                                                 ------------
              Automobiles & Components - 8.8%
              Auto Parts & Equipment - 2.5%
  77,605      Compagnie Generale des Etablissements Michelin     $  4,732,074
                                                                 ------------
              Automobile Manufacturers - 3.9%
  60,501      Bayerische Motoren Werke AG                        $  2,735,292
  74,709      PSA Peugeot Citroen                                   4,666,470
                                                                 ------------
                                                                 $  7,401,762
                                                                 ------------
              Tires & Rubber - 2.4%
  57,109      Continental AG                                     $  4,536,405
                                                                 ------------
              Total Automobiles & Components                     $ 16,670,241
                                                                 ------------
              Consumer Durables & Apparel - 2.6%
              Apparel, Accessories & Luxury Goods - 2.6%
  27,064      Adidas-Salomon AG                                  $  4,839,237
                                                                 ------------
              Total Consumer Durables & Apparel                  $  4,839,237
                                                                 ------------
              Retailing - 1.4%
              Computer & Electronics Retail - 1.4%
 998,096      Dixons Group Plc                                   $  2,729,644
                                                                 ------------
              Total Retailing                                    $  2,729,644
                                                                 ------------
              Food & Drug Retailing - 1.6%
              Drug Retail - 1.6%
 269,376      Boots Co. Plc                                      $  3,005,465
                                                                 ------------
              Total Food & Drug Retailing                        $  3,005,465
                                                                 ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
              Pharmaceuticals & Biotechnology - 7.5%
              Pharmaceuticals - 7.5%
 164,342      Astrazeneca Plc                           $  7,529,191
 273,323      GlaxoSmithKline Plc                          6,618,655
                                                        ------------
                                                        $ 14,147,846
                                                        ------------
              Total Pharmaceuticals & Biotechnology     $ 14,147,846
                                                        ------------
              Banks - 14.0%
              Diversified Banks - 14.0%
 173,019      Allied Irish Banks Plc                    $  3,737,016
 593,398      Barclays Plc                                 5,921,984
 120,990      BNP Paribas SA                               8,853,168
 278,217      Royal Bank of Scotland Group Plc             8,112,941
                                                        ------------
                                                        $ 26,625,109
                                                        ------------
              Total Banks                               $ 26,625,109
                                                        ------------
              Diversified Financials - 13.6%
              Diversified Capital Markets - 7.3%
 154,422      CS Group*                                 $  6,723,583
  86,332      UBS AG                                       7,090,248
                                                        ------------
                                                        $ 13,813,831
                                                        ------------
              Diversified Financial Services - 6.3%
  62,342      Deutsche Bank AG*                         $  5,426,271
  60,124      Societe Generale*                            6,529,738
                                                        ------------
                                                        $ 11,956,009
                                                        ------------
              Total Diversified Financials              $ 25,769,840
                                                        ------------
              Telecommunication Services - 9.2%
              Integrated Telecommunication Services - 3.8%
 236,877      France Telecom SA                         $  7,160,127
                                                        ------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05                                      (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
               Wireless Telecommunication Services - 5.4%
 3,770,814     Vodafone Group Plc                      $ 10,332,471
                                                       ------------
               Total Telecommunication Services        $ 17,492,598
                                                       ------------
               TOTAL COMMON STOCK
               (Cost $153,166,870)                     $181,851,944
                                                       ------------
               TOTAL INVESTMENTS IN SECURITIES - 98.6%
               (Cost $157,005,162) (a) (b)             $187,071,890
                                                       ------------
               OTHER ASSETS AND LIABILITIES - 1.4%     $  2,600,400
                                                       ------------
               TOTAL NET ASSETS - 100.0%               $189,672,290
                                                       ============

*      Non-income producing security

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $157,694,122 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $29,498,311
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                             (120,543)
                                                                                 -----------
       Net unrealized gain                                                       $29,377,768
                                                                                 ===========

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

  United Kingdom              28.9%
  France                      27.2
  Germany                     18.1
  Switzerland                  7.4
  Spain                        5.8
  Ireland                      4.8
  Italy                        4.5
  Netherlands                  3.3
                              ----
                             100.0%
                             =====

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2005 aggregated $78,396,096 and $75,768,708, respectively.


18    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $157,005,162)                 $187,071,890
  Cash                                                            2,239,503
  Receivables -
    Fund shares sold                                                 54,523
    Dividends, interest and foreign taxes withheld                  893,987
    Due from Pioneer Investment Management, Inc.                      4,403
  Other                                                                 617
                                                               ------------
     Total assets                                              $190,264,923
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    272,348
  Due to affiliates                                                 173,428
  Accrued expenses                                                  146,857
                                                               ------------
     Total liabilities                                         $    592,633
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $184,512,684
  Undistributed net investment income                             1,007,178
  Accumulated net realized loss on investments and foreign
    currency transactions                                       (25,917,000)
  Net unrealized gain on investments                             30,066,728
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in
    foreign currencies                                                2,700
                                                               ------------
     Total net assets                                          $189,672,290
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $129,215,087/4,096,257 shares)             $      31.54
                                                               ============
  Class B (based on $42,248,682/1,475,349 shares)              $      28.63
                                                               ============
  Class C (based on $14,660,552/512,569 shares)                $      28.60
                                                               ============
  Class R (based on $53,426/1,708 shares)                      $      31.27
                                                               ============
  Class Y (based on $3,494,543/107,393 shares)                 $      32.54
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($31.54 [divided by] 94.25%)                         $      33.46
                                                               ============


The accompanying notes are an integral part of these financial statements.    19

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $129,944)      $ 1,064,145
  Interest                                                        15,381
                                                             -----------
     Total investment income                                                     $ 1,079,526
                                                                                 -----------
EXPENSES:
  Management fees                                             $  438,640
  Transfer agent fees and expenses
   Class A                                                       118,433
   Class B                                                        66,851
   Class C                                                        23,385
   Class R                                                            46
   Class Y                                                            28
  Distribution fees
   Class A                                                        64,688
   Class B                                                        98,149
   Class C                                                        48,545
   Class R                                                            48
  Administrative reimbursements                                   24,414
  Custodian fees                                                  91,138
  Registration fees                                               97,410
  Professional fees                                               26,970
  Printing expense                                                30,376
  Fees and expenses of nonaffiliated trustees                      7,510
  Miscellaneous                                                    7,194
                                                             -----------
     Total expenses                                                              $ 1,143,825
                                                                                 -----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                            (265,544)
     Less fees paid indirectly                                                       (12,757)
                                                                                 -----------
     Net expenses                                                                $   865,524
                                                                                 -----------
       Net investment income                                                     $   214,002
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                               $12,945,459
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (129,497)        $12,815,962
                                                             -----------         -----------
  Change in net unrealized gain (loss) on:
   Investments                                               $  (687,991)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            36,970         $  (651,021)
                                                             -----------         -----------
       Net gain on investments and foreign
        currency transactions                                                    $12,164,941
                                                                                 -----------
       Net increase in net assets resulting from operations                      $12,378,943
                                                                                 ===========


20    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 8/31/05 and 8/31/04, respectively

                                                         Year Ended       Year Ended
                                                          8/31/05           8/31/04
FROM OPERATIONS:
Net investment income                                   $    214,002      $   44,161
Net realized gain on investments and foreign
  currency transactions                                   12,815,962         279,264
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         (651,021)        307,810
                                                        ------------      ----------
    Net increase in net assets resulting from
     operations                                         $ 12,378,943      $  631,235
                                                        ------------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
Class A ($0.19* and $0.25* per share, respectively)     $   (104,079)     $  (12,726)
Class B ($0.09* and $0.11* per share, respectively)          (20,763)         (3,245)
Class C ($0.13* and $0.25* per share, respectively)          (32,010)         (8,506)
Net realized gain:
Class A ($0.72* and $0.00 per share, respectively)      $   (354,852)     $        -
Class B ($0.72* and $0.00 per share, respectively)          (142,572)              -
Class C ($0.72* and $0.00 per share, respectively)          (164,906)              -
                                                        ------------      ----------
     Total distributions to shareowners                 $   (819,182)     $  (24,477)
                                                        ------------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 13,853,315      $5,025,100
Shares issued in reorganization                          172,232,428               -
Reinvestment of distributions                                583,662          17,543
Cost of shares repurchased                               (14,736,364)     (1,254,026)
Redemption fees                                                9,008               -
                                                        ------------      ----------
    Net increase in net assets resulting from
     Fund share transactions                            $171,942,049      $3,788,617
                                                        ------------      ----------
    Net increase in net assets                          $183,501,810      $4,395,375
NET ASSETS:
Beginning of year                                          6,170,480       1,775,105
                                                        ------------      ----------
End of year (including undistributed net investment
  income of $1,007,178 and $24,348, respectively)       $189,672,290      $6,170,480
                                                        ============      ==========

* Historical distribution per share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.


The accompanying notes are an integral part of these financial statements.    21

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                  '05 Shares        '05 Amount        '04 Shares     '04 Amount
CLASS A*
Shares sold                          246,778       $  7,600,141          99,363      $2,609,406
Shares Issued in
  Reorganization                   3,998,421        118,720,989               -               -
Reinvestment of distributions         10,423            311,471             447          11,406
Less shares repurchased             (273,436)        (8,366,404)        (28,403)       (729,581)
                                   ---------       ------------         -------      ----------
    Net increase                   3,982,186       $118,266,197          71,407      $1,891,231
                                   =========       ============         =======      ==========
CLASS B*
Shares sold                           74,664       $  2,104,729          47,408      $1,145,432
Shares Issued in
  Reorganization                   1,475,024         39,828,322               -               -
Reinvestment of distributions          4,838            131,446             111           2,586
Less shares repurchased             (139,768)        (3,905,571)        (10,225)       (244,413)
                                   ---------       ------------         -------      ----------
    Net increase                   1,414,758       $ 38,158,926          37,294      $  903,605
                                   =========       ============         =======      ==========
CLASS C*
Shares sold                          101,900       $  2,873,196          53,563      $1,270,262
Shares Issued in
  Reorganization                     420,453         11,339,208               -               -
Reinvestment of distributions          5,182            140,745             152           3,551
Less shares repurchased              (77,710)        (2,171,611)        (11,559)       (280,032)
                                   ---------       ------------         -------      ----------
    Net increase                     449,825       $ 12,181,538          42,156      $  993,781
                                   =========       ============         =======      ==========
CLASS R*
Shares sold                               81       $      2,502
Shares Issued in
  Reorganization                       1,657             48,790
Less shares repurchased                  (30)              (905)
                                   ---------       ------------
    Net increase                       1,708       $     50,387
                                   =========       ============
CLASS Y*
Shares sold                           41,514       $  1,272,747
Shares Issued in
  Reorganization                      75,016          2,295,119
Less shares repurchased               (9,137)          (291,873)
                                   ---------       ------------
    Net increase                     107,393       $  3,275,993
                                   =========       ============

* Historical share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.


22    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended    Year Ended
CLASS A                                                      8/31/05 (b)   8/31/04 (b)
Net asset value, beginning of period                          $  27.25        $21.41
                                                              --------        ------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.11        $ 0.20
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   5.09          5.89
                                                              --------        ------
   Net increase (decrease) from investment operations         $   5.20        $ 6.09
Distributions to shareowners:
 Net investment income                                           (0.19)        (0.25)
 Net realized gain                                               (0.72)            -
                                                              --------        ------
Total distributions                                           $  (0.91)       $(0.25)
                                                              --------        ------
Redemption Fee                                                $      -(c)     $    -
                                                              --------        ------
Net increase (decrease) in net asset value                    $   4.29        $ 5.84
                                                              --------        ------
Net asset value, end of period                                $  31.54        $27.25
                                                              ========        ======
Total return*                                                    24.53%        28.56%
Ratio of net expenses to average net assets+                      1.71%         1.25%
Ratio of net investment income to average net assets+             0.72%         1.58%
Portfolio turnover rate                                            149%           48%
Net assets, end of period (in thousands)                      $129,215        $3,108
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.21%         8.30%
 Net investment income (loss)                                     0.22%        (5.47)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.69%         1.25%
 Net investment income                                            0.74%         1.58%

                                                               Year Ended    Year Ended    12/29/00 (a)
CLASS A                                                        8/31/03 (b)   8/31/02 (b)  to 8/31/01 (b)
Net asset value, beginning of period                           $   19.51     $   20.10      $    24.66
                                                               ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income                                         $    0.17     $    0.10      $     0.12
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     1.73         (0.44)          (4.68)
                                                               ---------     ---------      ----------
   Net increase (decrease) from investment operations          $    1.90     $   (0.34)     $    (4.56)
Distributions to shareowners:
 Net investment income                                                 -         (0.25)              -
 Net realized gain                                                     -             -               -
                                                               ---------     ---------      ----------
Total distributions                                            $       -     $   (0.25)     $        -
                                                               ---------     ---------      ----------
Redemption Fee                                                 $       -     $       -      $        -
                                                               ---------     ---------      ----------
Net increase (decrease) in net asset value                     $    1.90     $   (0.59)     $    (4.56)
                                                               ---------     ---------      ----------
Net asset value, end of period                                 $   21.41     $   19.51      $    20.10
                                                               =========     =========      ==========
Total return*                                                       9.73%        (1.76)%        (18.50)%
Ratio of net expenses to average net assets+                        1.62%         1.75%           1.76%**
Ratio of net investment income to average net assets+               1.02%         0.17%           0.92%**
Portfolio turnover rate                                               67%           68%            135%**
Net assets, end of period (in thousands)                       $     914     $     567      $      266
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      16.15%        31.21%          39.42%**
 Net investment income (loss)                                     (13.51)%      (29.29)%        (36.74)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.62%         1.75%           1.75%**
 Net investment income                                              1.02%         0.17%           0.93%**

(a)  Class A shares were first publicly offered on December 29, 2000.
(b) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    23

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended     Year Ended
CLASS B                                                        8/31/05 (b)    8/31/04 (b)
Net asset value, beginning of period                             $ 24.85        $ 19.65
                                                                 -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ (0.03)       $ (0.02)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     4.62           5.33
                                                                 -------        -------
   Net increase (decrease) from investment operations            $  4.59        $  5.31
Distributions to shareowners:
 Net investment income                                             (0.09)         (0.11)
 Net realized gain                                                 (0.72)             -
                                                                 -------        -------
Total distributions                                              $ (0.81)       $ (0.11)
                                                                 -------        -------
Redemption Fee                                                   $     -(c)     $     -
                                                                 -------        -------
Net increase (decrease) in net asset value                       $  3.78        $  5.20
                                                                 -------        -------
Net asset value, end of period                                   $ 28.63        $ 24.85
                                                                 =======        =======
Total return*                                                      23.19%         27.07%
Ratio of net expenses to average net assets+                        2.69%          2.17%
Ratio of net investment income (loss) to average net assets+       (0.27)%         0.65%
Portfolio turnover rate                                              149%            48%
Net assets, end of period (in thousands)                         $42,249        $ 1,505
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       3.32%          9.20%
 Net investment loss                                               (0.90)%        (6.38)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.65%          2.17%
 Net investment income (loss)                                      (0.23)%         0.65%

                                                                 Year Ended    Year Ended    12/29/00 (a)
CLASS B                                                         8/31/03 (b)   8/31/02 (b)   to 8/31/01 (b)
Net asset value, beginning of period                             $   18.10     $   18.53      $    22.80
                                                                 ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   (0.02)    $   (0.11)     $     0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.57         (0.32)          (4.31)
                                                                 ---------     ---------      ----------
   Net increase (decrease) from investment operations            $    1.55     $   (0.43)     $    (4.27)
Distributions to shareowners:
 Net investment income                                                   -             -               -
 Net realized gain                                                       -             -               -
                                                                 ---------     ---------      ----------
Total distributions                                              $       -     $       -      $        -
                                                                 ---------     ---------      ----------
Redemption Fee                                                   $       -     $       -      $        -
                                                                 ---------     ---------      ----------
Net increase (decrease) in net asset value                       $    1.55     $   (0.43)     $    (4.27)
                                                                 ---------     ---------      ----------
Net asset value, end of period                                   $   19.65     $   18.10      $    18.53
                                                                 =========     =========      ==========
Total return*                                                         8.57%        (2.34)%        (18.70)%
Ratio of net expenses to average net assets+                          2.78%         2.33%           2.34%**
Ratio of net investment income (loss) to average net assets+         (0.10)%       (0.52)%          0.29%**
Portfolio turnover rate                                                 67%           68%            135%**
Net assets, end of period (in thousands)                         $     457     $     295      $      158
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        17.41%        31.81%          40.08%**
 Net investment loss                                                (14.73)%      (30.00)%        (37.45)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.78%         2.33%           2.33%**
 Net investment income (loss)                                        (0.10)%       (0.52)%          0.30%**

(a)  Class B shares were first publicly offered on December 29, 2000.
(b) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


24    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended
CLASS C                                                         8/31/05 (b)   8/31/04 (b)
Net asset value, beginning of period                              $ 24.81       $ 19.63
                                                                  -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.01       $  0.09
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      4.61          5.34
                                                                  -------       -------
   Net increase (decrease) from investment operations             $  4.62       $  5.43
Distributions to shareowners:
 Net investment income                                              (0.13)        (0.25)
 Net realized gain                                                  (0.72)            -
                                                                  -------       -------
Total distributions                                               $ (0.85)      $ (0.25)
                                                                  -------       -------
Redemption Fee                                                    $  0.02       $     -
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  3.79       $  5.18
                                                                  -------       -------
Net asset value, end of period                                    $ 28.60       $ 24.81
                                                                  =======       =======
Total return*                                                       23.53%        27.67%
Ratio of net expenses to average net assets+                         2.41%         1.72%
Ratio of net investment income (loss) to average net assets+         0.35%         1.14%
Portfolio turnover rate                                               149%           48%
Net assets, end of period (in thousands)                          $14,661       $ 1,557
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        3.72%         8.75%
 Net investment loss                                                (0.96)%       (5.89)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.39%         1.72%
 Net investment income (loss)                                        0.37%         1.14%

                                                                 Year Ended    Year Ended     12/29/00 (a)
CLASS C                                                         8/31/03 (b)   8/31/02 (b)    to 8/31/01 (b)
Net asset value, beginning of period                             $   17.98     $   18.39      $    22.59
                                                                 ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $    0.07     $   (0.09)     $     0.05
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.58         (0.32)          (4.25)
                                                                 ---------     ---------      ----------
   Net increase (decrease) from investment operations            $    1.65     $   (0.41)     $    (4.20)
Distributions to shareowners:
 Net investment income                                                   -             -               -
 Net realized gain                                                       -             -               -
                                                                 ---------     ---------      ----------
Total distributions                                              $       -     $       -      $        -
                                                                 ---------     ---------      ----------
Redemption Fee                                                   $       -     $       -      $        -
                                                                 ---------     ---------      ----------
Net increase (decrease) in net asset value                       $    1.65     $   (0.41)     $    (4.20)
                                                                 ---------     ---------      ----------
Net asset value, end of period                                   $   19.63     $   17.98      $    18.39
                                                                 =========     =========      ==========
Total return*                                                         9.17%        (2.21)%        (18.60)%
Ratio of net expenses to average net assets+                          2.27%         2.22%           2.08%**
Ratio of net investment income (loss) to average net assets+          0.54%        (0.35)%          0.45%**
Portfolio turnover rate                                                 67%           68%            135%**
Net assets, end of period (in thousands)                         $     404     $     201      $      105
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        17.02%        31.70%          40.11%**
 Net investment loss                                                (14.21)%      (29.83)%        (37.58)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.27%         2.22%           2.07%**
 Net investment income (loss)                                         0.54%        (0.35)%          0.46%**

(a)  Class C shares were first publicly offered on December 29, 2000.
(b) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    25

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  6/24/05 (a)
                                                                       to
CLASS R                                                             8/31/05
Net asset value, beginning of period                               $ 29.45
                                                                   -------
Increase from investment operations:
  Net investment income                                            $  0.01
  Net realized and unrealized gain on investments and
   foreign currency transactions                                      1.81
                                                                   -------
     Net increase from investment operations                       $  1.82
                                                                   -------
Net increase in net asset value                                    $  1.82
                                                                   -------
Net asset value, end of period                                     $ 31.27
                                                                   =======
Total return*                                                         6.19%(b)
Ratio of net expenses to average net assets+                          2.14%**
Ratio of net investment income to average net assets+                 0.08%**
Portfolio turnover rate                                                149%
Net assets, end of period (in thousands)                           $    53
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        2.14%**
  Net investment income                                               0.08%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        2.00%**
  Net investment income                                               0.22%**

(a)  Class R shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


26    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  6/24/05 (a)
                                                                       to
CLASS Y                                                             8/31/05
Net asset value, beginning of period                               $ 30.59
                                                                   -------
Increase from investment operations:
  Net investment income                                            $  0.07
  Net realized and unrealized gain on investments and
   foreign currency transactions                                      1.88
                                                                   -------
     Net increase from investment operations                       $  1.95
                                                                   -------
Net increase in net asset value                                    $  1.95
                                                                   -------
Net asset value, end of period                                     $ 32.54
                                                                   =======
Total return*                                                         6.36%(b)
Ratio of net expenses to average net assets+                          1.18%**
Ratio of net investment income to average net assets+                 1.05%**
Portfolio turnover rate                                                149%
Net assets, end of period (in thousands)                           $ 3,495
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        1.18%**
  Net investment income                                               1.05%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.18%**
  Net investment income                                               1.05%**

(a)  Class Y shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    27

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On June 24, 2005 Pioneer Europe Select Fund was merged into Pioneer Europe Fund and, in connection with the merger, Pioneer Europe Fund was renamed Pioneer Europe Select Equity Fund. Pioneer Europe Select Fund is the accounting survivor and its historical performance, as adjusted, is presented in the Fund's financial highlights. These financial highlights and shareholder activity as reflected in the statement of changes in net assets have been adjusted to reflect the conversion ratios used for the merger of Europe Fund and Europe Select Fund. The investment objective of the Fund is long-term capital growth.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class R and Class Y shares were first publicly offered on June 24, 2005. Shares of Class A, Class B, Class C, Class R and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Cash equivalent securities are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05                                (continued)
--------------------------------------------------------------------------------

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   At August 31, 2005, the Fund had no outstanding portfolio hedges or settlement hedges.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

   At August 31, 2005, the Fund reclassified $925,680 to increase undistributed net investment income, $38,199,569 to decrease accumulated net realized gain on investments and foreign currency transactions and $37,273,889 to increase paid-in capital to reflect permanent book-tax differences. The permanent book-tax differences relate to Section 988 foreign currency character reclassifications and merger related items (including differences related to Pioneer Europe Select Fund and Pioneer Europe Select Equity Fund having different reporting periods and there being different accounting and tax survivors). The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At August 31, 2005, the Fund had a net capital loss carryforward of $25,228,040, of which $11,591,470 will expire in 2010 and $13,636,570 will expire in 2011, if not utilized.

   For federal income tax purposes, Pioneer Europe Select Fund ceased to exist on June 24, 2005 and will file a final tax return for the period from September 1, 2004 through June 24, 2005. The tax character of distributions paid by Pioneer Europe Select Fund was:

--------------------------------------------------------------------------------
                                   2005         2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income              $403,585      $24,477
  Long-term capital gain        415,597            -
                               --------      -------
  Total                        $819,182      $24,477
                               ========      =======
--------------------------------------------------------------------------------

   For federal income tax purposes, Pioneer Europe Fund (now Pioneer Europe Select Equity Fund) is the tax survivor of the merger and will file a tax return from November 1, 2004 through August 31, 2005, including combined operations of the merged Fund. Pioneer Europe Select Equity Fund paid ordinary income distributions of $151,401 for the period from November 1, 2004 through August 31, 2005.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05                                (continued)
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2005.

--------------------------------------------------------------------------------
                                                               2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                            $ 1,007,178
  Capital loss carryforward                                (25,228,040)
  Unrealized appreciation                                   29,380,468
                                                           -----------
  Total                                                    $ 5,159,606
                                                           ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $26,366 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2005.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the $200 million; and 0.75% of the excess over $500 million.

Effective June 24, 2005, PIM has voluntarily agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65%, 2.65% and 2.00% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through December 31, 2008 for Class A shares and through December 31, 2006 for Class B, Class C and Class R shares.

Prior to the merger, PIM had contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses of Pioneer Europe Select Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses are reduced for Class A shares. PIM had voluntarily agreed to further reduce Class A expenses to 1.25%. This additional waiver was voluntary and could have been revised or terminated at any time by PIM.

In addition, under the management fees, administrative costs and certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2005, $8,693 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $83,232 in transfer agent fees payable to PIMSS at August 31, 2005.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05                                (continued)
--------------------------------------------------------------------------------

4. Distribution Plans

The Fund adopted Plans of Distribution with respect Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $81,503 in distribution fees payable to PFD at August 31, 2005. The Fund has also adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2005 CDSCs in the amount of $50,565 were paid to PFD.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund charges a 2.0% redemption fee on shares sold within 30 days of purchase. For Class A, Class R and Class Y shares, the fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended August 31, 2005, the Fund collected $9,008 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements

The Fund can enter into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2005, the Fund's expenses were reduced by $12,757 under such arrangements.

6. Merger Information

On June 21, 2005, beneficial owners of Pioneer Europe Select Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on June 24, 2005, by exchanging all of Europe Select Fund's net assets for Europe Fund's shares, based on Europe Fund's Class A, Class B, Class C, Class R and Class Y shares' ending net asset value, respectively. In connection with the reorganization, Pioneer Europe Fund was subsequently renamed Pioneer Europe Select Equity Fund. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05                               (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                        Pioneer Europe           Pioneer Europe
             Pioneer Europe Fund          Select Fund          Select Equity Fund
            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------
  Net Assets
  Class A        $118,720,989            $ 7,534,637               $126,255,626
  Class B          39,828,322              2,849,243                 42,677,565
  Class C          11,339,208              3,362,380                 14,701,588
  Class R              48,790                      -                     48,790
  Class Y           2,295,119                      -                  2,295,119
                 ------------            -----------               ------------
  Total Net
  Assets         $172,232,428            $13,746,260               $185,978,688
                 ------------            -----------               ------------

  Shares Outstanding
  Class A           3,998,421                253,776*                 4,252,197
  Class B           1,475,024                105,527*                 1,508,551
  Class C             420,453                124,671*                   545,125
  Class R               1,657                      -                      1,657
  Class Y              75,016                      -                     75,016

  Shares Issued
  in Reorganization
  Class A                                                             3,998,421
  Class B                                                             1,475,024
  Class C                                                               420,453
  Class R                                                                 1,657
  Class Y                                                                75,016
-----------------------------------------------------------------------------------------

* Share amounts have been adjusted to reflect the conversion ratios utilized for the merger.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Unrealized         Accumulated
                          Appreciation           Gain
                        on Closing Date     on Closing Date
--------------------------------------------------------------------------------
  Pioneer Europe Fund     $30,263,828         $(38,630,452)
                          ===========         ============
--------------------------------------------------------------------------------

On June 24, 2005, the unrealized appreciation of Pioneer Europe Select Fund, which as noted above, was the acquired fund for tax purposes, was $864,305.

7. Additional Information (unaudited)

The Fund has designated $470,356 as a capital gain dividend for the purposes of the dividend paid deduction.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Europe Select Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Europe Select Equity Fund (the "Fund", formerly the Pioneer Europe Select Fund) as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2001 were audited by other auditors who have ceased operations and whose report, dated October 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe Select Equity Fund at August 31, 2005, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                [Signature of Ernst & Young LLP]


Boston, Massachusetts
October 7, 2005

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held               Length of Service
Name and Age                   With the Fund                and Term of Office
John F. Cogan, Jr. (79)*       Chairman of the              Trustee since 1990.
                               Board,                       Serves until
                               Trustee and President        successor trustee is
                                                            elected or earlier
                                                            retirement or
                                                            removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**          Trustee and                  Trustee since 2003.
                               Executive Vice               Serves until
                               President                    successor trustee is
                                                            elected or earlier
                                                            retirement or removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (79)*       Deputy Chairman and a Director of Pioneer Global Asset      Chairman and Director of
                               Management S.p.A ("PGAM"); Non-Executive Chairman           ICI Mutual Insurance
                               and a Director of Pioneer Investment Management USA         Company; Director
                               Inc. ("PIM-USA"); Chairman and a Director of Pioneer;       of Harbor Global
                               Director of Pioneer Alternative Investment Management       Company, Ltd.
                               Limited (Dublin); President and a Director of Pioneer
                               Alternative Investment Management (Bermuda) Limited
                               and affiliated funds; President and Director of Pioneer
                               Funds Distributor, Inc. ("PFD"); President of all of the
                               Pioneer Funds; and Of Counsel (since 2000, partner prior
                               to 2000), Wilmer Cutler Pickering Hale and Dorr LLP
                               (counsel to PIM-USA and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**          President and Chief Executive Officer, PIM-USA since        None
                               May 2003 (Director since January 2001); President
                               and Director of Pioneer since May 2003; Chairman and
                               Director of Pioneer Investment Management Shareholder
                               Services, Inc. ("PIMSS") since May 2003; Executive Vice
                               President of all of the Pioneer Funds since June 2003;
                               Executive Vice President and Chief Operation Officer of
                               PIM-USA, November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock**(61)            Trustee          Trustee since 2005.
3050 K. Street NW,                              Serves until successor
Washington, DC 20007                            trustee is elected or
                                                earlier retirement or
                                                removal.

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              Trustee          Trustee since 1997.
3509 Woodbine Street,                           Serves until
Chevy Chase, MD 20815                           successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Trustee          Trustee since 1990.
1001 Sherbrooke Street West,                    Serves until
Montreal, Quebec, Canada                        successor trustee
H3A 1G5                                         is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock**(61)            Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         affordable housing
                               to 2004); Executive Vice President and Chief Financial       finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000 - 2002)                                       Mortgage Trust (publicly
                                                                                            traded mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Marguerite A. Piret (57)        Trustee         Trustee since 1990.
One Boston Place, 28th Floor,                   Serves until
Boston, MA 02108                                successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee         Trustee since 1993.
125 Broad Street,                               Serves until
New York, NY 10004                              successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              Trustee         Trustee since 1990.
One North Adgers Wharf,                         Serves until
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and
                                                                                          AMVESCAP PLC
                                                                                          (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (57)     Secretary             Since September,
                                                   2003. Serves
                                                   at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley (40)   Assistant Secretary   Since September,
                                                   2003. Serves at
                                                   the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Assistant Secretary   Since September,
                                                   2003. Serves at
                                                   the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer             Since November
                                                   2000. Serves at
                                                   the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal        None
                             of Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries; Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of             None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001;  Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;        None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Vice President - Fund Accounting, Administration           None
                             and Custody Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)         Deputy Treasurer of Pioneer since 2004; Treasurer          None
                             and Senior Vice President, CDC IXIS Asset
                             Management Services from 2002 to 2003; Assistant
                             Treasurer and Vice President, MFS Investment
                             Management from 1997 to 2002; and Assistant
                             Treasurer of all of the Pioneer Funds since
                             November 2004
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Luis I. Presutti (40)         Assistant Treasurer   Since 2000. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer   Since 2002. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer   Since September,
                                                    2003. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance      Since October, 2004.
                              Officer               Serves at the
                                                    discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years              by this Officer
Luis I. Presutti (40)         Assistant Vice President - Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Fund Accounting Manager - Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Fund Administration Manager - Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President - Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank
                              Asset Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002, Assistant
                              Treasurer of all Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance Officer of Pioneer (Director of         None
                              Compliance and Senior Counsel from November 2000
                              to September 2004); and Chief Compliance Officer of all
                              of the Pioneer Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-1A totaled approximately $31,510 in 2005 and $25,200 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund totaled $0 on 2005 and $10,000 in 2004 for the review of the Fund's semi annual financial statements.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 for 2005 and $6,000 for 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended August 31, 2005 and October 31, 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2005 and October 31, 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 27, 2005

* Print the name and title of each signing officer under his or her signature.